Other Expenses, Net (Tables)	12 Months Ended
Mar. 31, 2024
Other Expenses, Net [Abstract]
Schedule of Other Expenses, Net
	Year ended March 31,
	2023	2024
	RMB	RMB
Unrealised exchange gains	(4,033)	(4,873)
Provision for doubtful accounts, net	-	152
Government grants	(594)	(2,421)
Others	94	(915)
Total	(4,533)	(8,057)